Business Acquisitions - Net Sales and Net Earnings Attributable to PLG (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 08, 2012	Jun. 16, 2012	Mar. 24, 2012	Sep. 10, 2011	Jun. 18, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Business Acquisition [Line Items]
Revenue	$ 353.1	$ 312.7	$ 322.8	$ 361.6	$ 310.1	$ 330.9	$ 652.2	$ 406.5	$ 1,640.8	$ 1,409.1	$ 1,248.5
Net loss	32.7	20.5	31.2	40.4	24.0	35.9	(3.7)	23.0	80.7	123.3	104.5
PLG [Member]
Business Acquisition [Line Items]
Revenue									219.4
Net loss									$ (2.4)